Other Financial Data - Summary of Components of Fixed Assets, Net (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Total Fixed assets, gross	$ 426	$ 267
Less: Accumulated depreciation	106	31
Fixed assets, net	320	236
Capitalized Software
Property Plant And Equipment [Line Items]
Total Fixed assets, gross	183	55
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total Fixed assets, gross	42	40
Computer Equipment
Property Plant And Equipment [Line Items]
Total Fixed assets, gross	116	102
Furniture, Fixtures and Equipment
Property Plant And Equipment [Line Items]
Total Fixed assets, gross	12	12
Construction in Progress
Property Plant And Equipment [Line Items]
Total Fixed assets, gross	$ 73	$ 58